Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 437,883	$ 192,125
Draw downs		681,463	457,779
Debt repayments		(486,081)	(217,573)
Transfer outstanding balance to new revolving credit facility			0
Lease liabilities incurred		38,868	8,343
Lease liabilities terminated (derecognized)		(1,050)	(461)
Foreign exchange losses		4,378	(2,909)
Deferred financing costs incurred		(11,168)	(8,310)
Deferred financing costs written off			3,766
Non-cash interest and financing expense		35,745	5,123
Portion allocated to equity		(95,298)
Interest payment		(6,430)
Ending balance		598,310	437,883
Current portion		(33,870)	(16,419)
Long-term debt (Note 12)		564,440	421,464
Convertible senior secured notes
Disclosure of detailed information about borrowings [line items]
Beginning balance		0	0
Draw downs		460,000	0
Debt repayments		0	0
Transfer outstanding balance to new revolving credit facility			0
Lease liabilities incurred		0	0
Lease liabilities terminated (derecognized)		0	0
Foreign exchange losses		0	0
Deferred financing costs incurred		(11,168)	0
Deferred financing costs written off			0
Non-cash interest and financing expense		28,191	0
Portion allocated to equity		(95,298)
Interest payment		(6,430)
Ending balance		375,295	0
Current portion		(5,271)
Long-term debt (Note 12)		370,024
New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Beginning balance		391,690	0
Draw downs		200,000	0
Debt repayments		(450,000)	0
Transfer outstanding balance to new revolving credit facility			400,000
Lease liabilities incurred		0	0
Lease liabilities terminated (derecognized)		0	0
Foreign exchange losses		0	0
Deferred financing costs incurred		0	(8,310)
Deferred financing costs written off			0
Non-cash interest and financing expense		2,097	0
Portion allocated to equity		0
Interest payment		0
Ending balance		143,787	391,690
Current portion		0
Long-term debt (Note 12)		143,787
Old revolving credit facility
Disclosure of detailed information about borrowings [line items]
Beginning balance		0	142,635
Draw downs		0	450,000
Debt repayments		0	(200,000)
Transfer outstanding balance to new revolving credit facility	$ (400,000)		(400,000)
Lease liabilities incurred		0	0
Lease liabilities terminated (derecognized)		0	0
Foreign exchange losses		0	0
Deferred financing costs incurred		0	0
Deferred financing costs written off			3,766
Non-cash interest and financing expense		0	3,599
Portion allocated to equity		0
Interest payment		0
Ending balance		0	0
Current portion		0
Long-term debt (Note 12)		0
Equipment loans
Disclosure of detailed information about borrowings [line items]
Beginning balance		16,907	20,651
Draw downs		21,463	7,779
Debt repayments		(14,003)	(11,042)
Transfer outstanding balance to new revolving credit facility			0
Lease liabilities incurred		0	0
Lease liabilities terminated (derecognized)		0	0
Foreign exchange losses		2,651	(618)
Deferred financing costs incurred		0	0
Deferred financing costs written off			0
Non-cash interest and financing expense		0	137
Portion allocated to equity		0
Interest payment		0
Ending balance		27,018	16,907
Current portion		(8,532)
Long-term debt (Note 12)		18,486
Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance		29,286	28,839
Draw downs		0	0
Debt repayments		(22,078)	(6,531)
Transfer outstanding balance to new revolving credit facility			0
Lease liabilities incurred		38,868	8,343
Lease liabilities terminated (derecognized)		(1,050)	(461)
Foreign exchange losses		1,727	(2,291)
Deferred financing costs incurred		0	0
Deferred financing costs written off			0
Non-cash interest and financing expense		5,457	1,387
Portion allocated to equity		0
Interest payment		0
Ending balance		52,210	$ 29,286
Current portion		(20,067)
Long-term debt (Note 12)		$ 32,143